Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Schedule Of Long-Term Debt

	December 31, 2011	January 1, 2011
2.20% senior notes due 2013	$460,829	$467,168
3.75% senior notes due 2014	699,460	699,248
2.50% senior notes due 2016	517,710	489,496
4.875% senior notes due 2019	495,198	494,563
1.58% Yen-denominated senior notes due 2017	104,446	99,737
2.04% Yen-denominated senior notes due 2020	163,632	156,254
Yen-denominated term loan due 2011	—	79,637
Yen-denominated credit facilities due 2012	83,397	—
Commercial paper borrowings	272,000	25,500
Total debt	2,796,672	2,511,603
Less: current debt obligations	83,397	79,637
Long-term debt	$2,713,275	$2,431,966